Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
	May 25, 2010	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance for doubtful accounts			$ 4,755	$ 7,370
Preferred stock, par value		$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock, shares outstanding		0	0	0
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized		20,000,000	20,000,000	20,000,000
Common stock, shares outstanding		15,135,309	14,970,095	2,446,786
Reverse stock split ratio	20
Common stock price, per share, before split	$ 0.01